                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-21032
                   -------------------------------------------

                     CREDIT SUISSE SHORT DURATION BOND FUND
                    ----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
               (Address of Principal Executive Offices)  (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Short Duration Bond Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: August 31

Date of reporting period: September 1, 2003 to August 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS
Annual Report

August 31, 2004

-  CREDIT SUISSE
   SHORT DURATION BOND FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT
August 31, 2004 (unaudited)

                                                              September 21, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
9/01/03 - 8/31/04

SHARE CLASS/BENCHMARK                                          PERFORMANCE
Class A(1)                                                     2.57%
Class C(1)                                                     2.16%
Merrill Lynch 1-3 Year US Treasury Index(2)                    2.07%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 3.00% and 0.75%, respectively.(3)

MARKET OVERVIEW: TALE OF TWO PERIODS

   Through the beginning of 2004, disappointing economic data and low inflation kept interest rates extremely low. However, the economy showed renewed signs of life in March and April on improved employment data. The yield on the two-year Treasury Note shot from 1.40% (a 40-year low) in March to a high of almost 3.00% in June. Budding inflation signaled to investors that the Fed would be on the move...and ultimately they were right. The Fed raised the Fed Funds rate 25bps June 29 and another 25bps August 10 (bringing the rate up to 1.5%).

   Disappointing data over the summer suggested that the economy had hit, as Fed Chairman Greenspan described, a "soft patch" and interest rates fell (but not quite back to previous lows). Yields on the two-year Treasury Note dropped to 2.40% (a 60bps decline) reflecting, in part, a market dubious that the Fed would continue the measured tightening schedule it had previously outlined.

STRATEGIC REVIEW: SPREAD PRODUCTS OUTPERFORM

   Given the investment backdrop, non-Treasury debt outperformed.
Returns -- both absolute and relative -- were highest among longer-maturity corporate bonds, particularly those in the lower quality end of the ratings spectrum.

   The Fund outperformed its benchmark as a result of effective security selection among fixed income sectors whose valuations are based on the difference, or "spread," between their yields and those of comparable-maturity US Treasury debt. Spread-product categories in which the Fund fared best included high yield corporate debt; prepayment-protected mortgage-backed securities; asset-backed securities; and particularly lower-quality investment-grade corporate debt.

   The Fund also benefited from our yield curve strategy. We successfully employed a barbell strategy where we maintained an overweight in shorter instruments and three- to five-year maturities (while underweight in two-year maturities). Our strategy paid off -- two-year maturities rose in yield by 50bps while the five-year maturities group fell by 6bps.

GOING FORWARD: CAUTIOUS OPTIMISM

   Our outlook for the short-duration market is cautiously optimistic at present. We believe the Fed Funds rate will be up to 2% by the end of 2004 and the yield curve will continue to flatten. Given this scenario, we believe we are well positioned and expect no major changes in the Fund.

Credit Suisse Fixed Income Management Team

Jo Ann Corkran, Managing Director
Suzanne E. Moran, Managing Director
Kevin D. Barry, CFA, Managing Director
Michael Buchanan, CFA, Managing Director
David N. Fisher, Director
Craig Ruch, CFA, Director

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. CORPORATE, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES GENERALLY ENTAIL GREATER RISKS THAN GOVERNMENT SECURITIES, INCLUDING GREATER CREDIT RISKS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD- LOOKING STATEMENTS.

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
August 31, 2004 (unaudited)

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
  CREDIT SUISSE SHORT DURATION BOND FUND(1) CLASS A SHARES(3) AND MERRILL LYNCH
            1-3 YEAR U.S. TREASURY INDEX(2) FROM INCEPTION (7/23/02).

                 CREDIT SUISSE                                            MERRILL LYNCH 1-3 YEAR
                 SHORT DURATION BOND FUND(1) -- CLASS A(3)                U.S. TREASURY INDEX(2)
7/23/2002                         $   9,700                                       $  10,000
7/31/2002                         $   9,703                                       $  10,042
8/31/2002                         $   9,760                                       $  10,076
9/30/2002                         $   9,829                                       $  10,159
10/31/2002                        $   9,868                                       $  10,182
11/30/2002                        $   9,891                                       $  10,152
12/31/2002                        $   9,976                                       $  10,247
1/31/2003                         $   9,994                                       $  10,246
2/28/2003                         $  10,053                                       $  10,289
3/31/2003                         $  10,081                                       $  10,307
4/30/2003                         $  10,119                                       $  10,327
5/31/2003                         $  10,165                                       $  10,365
6/30/2003                         $  10,180                                       $  10,381
7/31/2003                         $  10,083                                       $  10,325
8/31/2003                         $  10,084                                       $  10,332
9/30/2003                         $  10,198                                       $  10,426
10/31/2003                        $  10,170                                       $  10,387
11/30/2003                        $  10,175                                       $  10,381
12/31/2003                        $  10,230                                       $  10,442
1/31/2004                         $  10,266                                       $  10,463
2/29/2004                         $  10,313                                       $  10,513
3/31/2004                         $  10,350                                       $  10,546
4/30/2004                         $  10,255                                       $  10,444
5/31/2004                         $  10,231                                       $  10,434
6/30/2004                         $  10,239                                       $  10,434
7/31/2004                         $  10,275                                       $  10,471
8/31/2004                         $  10,343                                       $  10,544

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE SHORT DURATION BOND FUND(1) CLASS C SHARES3 AND MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX(2) FROM INCEPTION (5/01/03).

                 CREDIT SUISSE SHORT                                      MERRILL LYNCH 1-3 YEAR SHORT
                 DURATION BOND FUND(1) -- CLASS C(3)                      U.S. TREASURY INDEX(2)
5/1/2003                       $  10,000                                            $   10,000
5/31/2003                      $  10,031                                            $   10,038
6/30/2003                      $  10,041                                            $   10,053
7/31/2003                      $   9,940                                            $    9,998
8/31/2003                      $   9,938                                            $   10,005
9/30/2003                      $  10,047                                            $   10,096
10/31/2003                     $  10,015                                            $   10,058
11/30/2003                     $  10,015                                            $   10,053
12/31/2003                     $  10,065                                            $   10,111
1/31/2004                      $  10,096                                            $   10,132
2/29/2004                      $  10,138                                            $   10,180
3/31/2004                      $  10,171                                            $   10,212
4/30/2004                      $  10,073                                            $   10,114
5/31/2004                      $  10,045                                            $   10,104
6/30/2004                      $  10,049                                            $   10,103
7/31/2004                      $  10,080                                            $   10,140
8/31/2004                      $  10,153                                            $   10,210

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2004(1)

                                                                   SINCE       INCEPTION
                                                      1 YEAR     INCEPTION       DATE
                                                      ------     ---------     ---------
Class A Without Sales Charge                            2.57%         3.09%     7/23/02
Class A With Maximum Sales Charge                      (0.51)%        1.61%     7/23/02
Class C Without CSDC                                    2.16%         1.14%     5/01/03
Class C With CDSC                                       1.41%         1.14%     5/01/03

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                                                   SINCE       INCEPTION
                                                      1 YEAR     INCEPTION       DATE
                                                      ------     ---------     ---------
Class A Without Sales Charge                            1.47%         3.00%     7/23/02
Class A With Maximum Sales Charge                      (1.55)%        1.57%     7/23/02
Class C Without CDSC                                    0.96%         1.01%     5/01/03
Class C With CDSC                                       0.22%         1.01%     5/01/03

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of U.S.-dollar-denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and less than three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.

3 Total return for Class A shares for the year ended August 31, 2004, based on offering price (with maximum sales charge of 3.00%), was down 0.51%. Total return for Class C shares for the year ended August 31, 2004, based on redemption value (including maximum contingent deferred sales charge of 0.75%), was 1.41%.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the year ended August 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds. If these transaction costs had been included, your costs would have been higher.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE YEAR ENDED AUGUST 31, 2004

                                                  CLASS A       CLASS C
                                                ----------    ----------
ACTUAL FUND RETURN
Beginning Account Value 8/31/03                 $    1,000    $    1,000
Ending Account Value 8/31/04                    $    1,026    $    1,022
Expenses Paid per $1,000*                       $     8.61    $    13.65

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 8/31/03                 $    1,000    $    1,000
Ending Account Value 8/31/04                    $    1,050    $    1,050
Expenses Paid per $1,000*                       $     8.71    $    13.84

ANNUALIZED EXPENSE RATIOS*                        CLASS A       CLASS C
                                                ----------    ----------
                                                      0.85%         1.35%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT ONE YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Corporate Bonds                             40.4%
Asset-backed securities                     21.2%
US Agencies                                 15.3%
Foreign Bonds                                6.8%
Cash/Money Markets                           6.5%
Mortgage-backed securities                   6.3%
US Treasuries                                3.5%

----------
*The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2004

  PAR                                                               RATINGS+
 (000)                                                           (S&P/MOODY'S)    MATURITY    RATE%       VALUE
--------                                                         -------------    --------   ------   -------------
CORPORATE BONDS (41.6%)
AUTOMOBILES (1.4%)
$    200  Cummins, Inc., Notes                                    (BB+ , Ba2)     03/01/05    6.450   $     204,250
   1,100  DaimlerChrysler NA Holding Corp.,
            Global Company Guaranteed Notes                       (BBB , A3)      09/01/04    6.900       1,100,000
     200  Lear Corp., Series B, Company Guaranteed Notes         (BBB- , Baa3)    05/15/05    7.960         207,252
                                                                                                      -------------
                                                                                                          1,511,502
                                                                                                      -------------
BANKS (0.7%)
     750  Bank of America Corp., Global Senior Notes               (A+ , Aa2)     01/15/08    3.875         762,803
                                                                                                      -------------
BUILDING PRODUCTS (0.1%)
     150  American Standard, Inc., Company
            Guaranteed Notes                                      (BBB- , Ba2)    04/15/05    7.375         155,063
                                                                                                      -------------
CABLE (1.0%)
   1,000  Comcast Cable Communications, Inc.,
            Global Notes                                          (BBB , Baa3)    05/01/07    8.375       1,124,913
                                                                                                      -------------
CHEMICALS (0.1%)
     100  Georgia Gulf Corp., Notes                               (BBB- , Ba3)    11/15/05    7.625         105,000
                                                                                                      -------------
CONSUMER PRODUCTS/TOBACCO (0.5%)
     500  Leggett & Platt, Inc., Series MTN1, Notes                (A+ , A2)      06/02/08    6.330         546,172
                                                                                                      -------------
DIVERSIFIED FINANCIALS (10.1%)
     500  Capital One Financial Corp., Notes                     (BB+ , Baa3)     05/01/06    7.250         532,528
     780  CIT Group, Inc., Global Senior Notes                     (A , A2)       04/02/07    7.375         860,681
     345  Countrywide Home Loans, Inc., Series MTN,
            Global Notes                                           (A , A3)       05/21/08    3.250         339,784
   1,340  Countrywide Home Loans, Inc., Series MTNL,
            Global Company Guaranteed Notes #                      (A , A3)       04/12/05    1.670       1,339,777
   1,770  General Electric Capital Corp., Series MTNA,
            Global Notes                                          (AAA , Aaa)     03/15/07    5.375       1,871,171
   1,475  General Motors Acceptance Corp., Series MTN,
            Notes                                                 (BBB , A3)      12/10/07    4.375       1,493,221
     575  JPMorgan Chase & Co., Global Notes                      (A+ , Aa3)      03/15/09    3.500         568,266
     525  MBNA America Bank, Rule 144A,
            Subordinated Notes++                                 (BBB , Baa2)     03/15/08    6.750         585,090
     500  PPL Capital Funding, Inc., Series A, Company
            Guaranteed Notes                                     (BBB- , Baa3)    03/01/09    4.330         495,472
     295  Prudential Financial, Inc., Senior Notes                 (A- , A3)      11/15/06    4.104         300,986
     830  SLM Corp., Series MTNA, Notes                            (A , A2)       01/15/09    4.000         834,224
     400  Textron Financial Corp., Global Notes                    (A- , A3)      12/09/04    7.125         405,411
     750  Textron Financial Corp., Global Notes                    (A- , A3)      06/01/07    5.875         803,498
     600  Textron Financial Corp., Series MTNE, Notes #            (A- , A3)      10/06/06    1.950         602,339
                                                                                                      -------------
                                                                                                         11,032,448
                                                                                                      -------------
ELECTRIC (7.1%)
     730  American Electric Power Company, Inc., Series A,
             Global Notes                                        (BBB , Baa3)     05/15/06    6.125         769,113
     500  Consolidated Edison Company of New York,
             Debentures                                            (A , A1)       05/01/10    8.125         601,611

                 See Accompanying Notes to Financial Statements.

  PAR                                                               RATINGS+
 (000)                                                           (S&P/MOODY'S)    MATURITY    RATE%       VALUE
--------                                                         -------------    --------   ------   -------------
CORPORATE BONDS
ELECTRIC
$  1,455  Dominion Resources, Inc., Series B,
            Global Senior Notes                                  (BBB+ , Baa1)    07/15/05    7.625   $   1,520,132
     285  Energy East Corp., Notes                               (BBB , Baa2)     11/15/06    5.750         300,305
     895  FPL Group Capital, Inc., Notes                           (A- , A2)      04/11/06    3.250         904,216
     505  Midwest Energy, Inc., Senior Notes                     (BBB+ , Baa2)    10/15/09    8.700         602,412
     765  Pacific Gas & Electric Co., First Mortgage Notes #     (BBB , Baa2)     04/03/06    2.300         765,878
     500  Public Service Company of New Mexico,
            Senior Notes                                         (BBB , Baa2)     09/15/08    4.400         508,027
   1,325  SCANA Corp., Senior Notes #                             (BBB+ , A3)     11/15/06    2.161       1,327,267
     500  Wisconsin Electric Power Co., Debentures                 (A- , A1)      11/15/06    6.625         537,108
                                                                                                      -------------
                                                                                                          7,836,069
                                                                                                      -------------
FINANCE (6.1%)
     500  Bank One Corp., Global Notes                            (A+ , Aa3)      08/01/08    6.000         542,879
   1,150  Bear Stearns Companies, Inc., Global Notes               (A , A1)       07/02/08    2.875       1,116,675
     525  Erac USA Finance Co., Rule 144A, Notes++               (BBB+ , Baa1)    05/01/05    8.250         544,275
     600  Franklin Resources, Inc., Notes                          (A , A2)       04/15/08    3.700         602,785
     985  Goldman Sachs Group, Inc., Global Notes                 (A+ , Aa3)      01/15/08    4.125       1,005,972
   1,000  Lehman Brothers Holdings, Inc., Global Notes             (A , A1)       01/22/08    4.000       1,015,494
     850  Merrill Lynch & Company, Inc., Series MTNB,
            Notes                                                 (A+ , Aa3)      07/15/08    3.125         836,340
   1,000  Morgan Stanley, Global Bonds                            (A+ , Aa3)      04/01/07    5.800       1,067,056
                                                                                                      -------------
                                                                                                          6,731,476
                                                                                                      -------------
FOOD (3.0%)
     200  Archer-Daniels-Midland Co., Debentures                   (A+ , A1)      01/15/06   10.250         219,650
   1,100  ConAgra Foods, Inc., Notes                             (BBB+ , Baa1)    09/15/05    7.500       1,151,633
     500  Sara Lee Corp., Notes                                    (A+ , A3)      06/15/06    1.950         493,528
   1,370  Unilever Capital Corp., Global Company
            Guaranteed Notes                                       (A+ , A1)      11/01/05    6.875       1,441,803
                                                                                                      -------------
                                                                                                          3,306,614
                                                                                                      -------------
GAMING (0.4%)
     200  Harrah's Operating Company, Inc., Company
            Guaranteed Notes                                      (BB+ , Ba1)     12/15/05    7.875         212,500
     200  MGM Mirage, Inc., Company Guaranteed Notes              (BB- , Ba2)     06/01/07    9.750         222,500
                                                                                                      -------------
                                                                                                            435,000
                                                                                                      -------------
GAS (0.8%)
     800  Sempra Energy, Notes                                   (BBB+ , Baa1)    12/01/05    6.950         841,884
                                                                                                      -------------
HEALTHCARE SERVICES (0.6%)
     200  Caremark Rx, Inc., Senior Notes                        (BBB- , Baa3)    10/01/06    7.375         213,733
     200  HCA, Inc., Notes                                       (BBB- , Ba1)     06/15/05    6.910         205,332
     200  Manor Care, Inc., Senior Notes                         (BBB , Baa3)     06/15/06    7.500         216,250
                                                                                                      -------------
                                                                                                            635,315
                                                                                                      -------------
INSURANCE (3.9%)
   2,205  American International Group, Inc., Global Notes        (AAA , Aaa)     05/15/08    2.875       2,154,777
   2,120  MetLife, Inc., Debentures                                (A , A2)       05/15/05    3.911       2,147,335
                                                                                                      -------------
                                                                                                          4,302,112
                                                                                                      -------------

                 See Accompanying Notes to Financial Statements.

  PAR                                                               RATINGS+
 (000)                                                           (S&P/MOODY'S)    MATURITY    RATE%       VALUE
--------                                                         -------------    --------   ------   -------------
CORPORATE BONDS
LODGING (0.2%)
$    250  Caesars Entertainment, Inc., Senior Subordinated
            Notes                                                 (BB- , Ba2)     12/15/05    7.875   $     264,062
                                                                                                      -------------
MEDIA (1.6%)
     940  AOL Time Warner, Inc., Global Company
            Guaranteed Notes                                     (BBB+ , Baa1)    05/01/05    5.625         961,003
     230  Cox Communications, Inc., Notes                        (BBB , Baa2)     08/15/06    7.750         247,119
     555  Liberty Media Corp., Global Senior Notes #             (BBB- , Baa3)    09/17/06    3.020         561,810
                                                                                                      -------------
                                                                                                          1,769,932
                                                                                                      -------------
OIL & GAS (0.5%)
     500  Pemex Project Funding Master Trust,
            Rule 144A, Notes++#                                  (BBB- , Baa1)    06/15/10    2.820         511,000
                                                                                                      -------------
PAPER & FOREST PRODUCTS (0.2%)
     175  Georgia-Pacific Corp., Notes                            (BB+ , Ba3)     05/15/06    7.500         187,688
                                                                                                      -------------
REAL ESTATE (0.6%)
     650  EOP Operating LP, Senior Notes                         (BBB+ , Baa2)    02/15/05    6.625         662,538
                                                                                                      -------------
RESTAURANTS (0.1%)
      85  Yum! Brands, Inc., Senior Notes                        (BBB- , Baa3)    04/15/06    8.500          92,445
                                                                                                      -------------
RETAIL STORES (0.2%)
     200  Pep Boys - Manny, Moe & Jack,
            Series MTNB, Notes                                    (BB- , B2)      07/07/06    6.920         207,000
                                                                                                      -------------
TELECOMMUNICATIONS (2.4%)
     305  360 Communications Co., Senior Notes                     (A , A2)       03/01/06    7.500         326,306
     650  AT&T Wireless Services, Inc., Global Senior Notes      (BBB , Baa2)     03/01/06    7.350         694,077
     230  Cingular Wireless LLC, Global Senior Notes               (A+ , A3)      12/15/06    5.625         241,959
     685  Verizon Global Funding Corp., Global Notes               (A+ , A2)      06/15/07    6.125         738,272
     635  Verizon Wireless Capital LLC, Global Notes               (A+ , A3)      12/15/06    5.375         668,070
                                                                                                      -------------
                                                                                                          2,668,684
                                                                                                      -------------
TOTAL CORPORATE BONDS (Cost $45,359,333)                                                                 45,689,720
                                                                                                      -------------
ASSET BACKED SECURITIES (21.8%)
      59  AQ Finance NIM Trust, Series 2002-NA4++#               (BBB- , Aaa)     09/25/32   10.330          59,070
     412  Bay View Auto Trust, Series 2002-LJ1, Class A3 #        (AAA , Aaa)     12/25/07    2.920         412,441
     444  Caterpillar Financial Asset Trust, Series 2002-A,
            Class A3 #                                            (AAA , Aaa)     02/25/08    3.150         446,651
   1,230  Caterpillar Financial Asset Trust, Series 2004-A,
            Class A3 #                                            (AAA , Aaa)     01/26/09    3.130       1,232,114
   1,979  Centex Home Equity, Series 2000-C, Class A4             (AAA , Aaa)     05/25/29    7.720       2,054,774
   1,190  Citifinancial Mortgage Securities, Inc.,
            Series 2003-2, Class AF2 #                            (AAA , Aaa)     05/25/33    2.126       1,185,352
     859  Countrywide Asset-Backed Certificates,
            Series 2001-BC1, Class A6                             (AAA , Aaa)     11/25/31    6.565         896,136
     912  Countrywide Home Equity Loan Trust,
            Series 2001-1, Class AF6                              (AAA , Aaa)     07/25/31    6.434         937,030
     250  Embarcadero Aircraft Securitization Trust,
            Series 2000-A, Class A1++#                             (BB , B3)      08/15/25    2.080         115,000

                 See Accompanying Notes to Financial Statements.

  PAR                                                               RATINGS+
 (000)                                                           (S&P/MOODY'S)    MATURITY    RATE%       VALUE
--------                                                         -------------    --------   ------   -------------
ASSET BACKED SECURITIES
$    472  GE Capital Mortgage Services, Inc.,
            Series 1998-HE1, Class A7 #                           (AAA , Aaa)     06/25/28    6.465   $     476,982
     397  GE Capital Mortgage Services, Inc.,
            Series 1999-HE2, Class A5                             (AAA , Aaa)     03/25/29    7.510         405,416
      16  GMAC Mortgage Corporation Loan Trust,
            Series 2003-HE2, Class A1 #                           (AAA , Aaa)     12/25/15    1.715          16,192
   3,500  GMAC Mortgage Corporation Loan Trust,
            Series 2003-HE2, Class A2                             (AAA , Aaa)     06/25/25    3.140       3,506,263
   1,155  Harley-Davidson Motorcycle Trust,
            Series 2004-2, Class A2 #                             (AAA , Aaa)     02/15/12    3.560       1,153,918
     288  Household Home Equity Loan Trust,
            Series 2002-1, Class A #                              (AAA , Aaa)     12/22/31    1.970         288,281
     392  IMC Home Equity Loan Trust, Series 1997-5,
            Class A10 #                                           (AAA , Aaa)     11/20/28    6.880         391,690
     482  IMC Home Equity Loan Trust, Series 1997-7,
            Class A8 #                                            (AAA , Aaa)     02/20/29    6.650         483,096
     560  Indymac Home Equity Loan Asset-Backed Trust,
            Series 2000-C, Class AF6                              (AAA , Aaa)     02/25/30    7.340         576,001
     471  Life Financial Services Trust, Series 1998-1,
            Class A6                                              (AAA , Aaa)     08/25/28    6.200         470,343
     279  Mellon Residental Funding Corp.,
            Series 1998-TBC1, Class A3 #                          (AAA , Aaa)     10/25/28    3.562         280,723
     767  Mortgage Lenders Network Home Equity Loan,
            Series 1998-2, Class A1                               (AAA , Aaa)     07/25/29    6.605         798,207
   1,330  New Century Home Equity Loan Trust,
            Series 2003-5, Class AI3 #                            (AAA , Aaa)     11/25/33    3.560       1,337,908
     451  Residential Asset Mortgage Products, Inc.,
            Series 2001-RS3, Class AI4 #                          (AAA , Aaa)     10/25/31    6.290         456,147
     999  Residential Asset Securities Corp.,
            Series 2003-KS2, Class AI2 #                          (AAA , Aaa)     01/25/24    2.150         998,503
   3,000  Residential Funding Mortgage Securities I,
            Series 2003-HI2, Class A4 #                           (AAA , Aaa)     05/25/17    2.770       2,993,439
     549  Vanderbilt Mortgage Finance, Series 1998-C,
            Class 1B1 #                                          (BBB , Baa1)     02/07/15    6.970         560,250
   1,375  Whole Auto Loan Trust, Series 2003-1, Class A4 #        (AAA , Aaa)     03/15/10    2.580       1,366,006
                                                                                                      -------------
TOTAL ASSET BACKED SECURITIES (Cost $24,086,280)                                                         23,897,933
                                                                                                      -------------
MORTGAGE-BACKED SECURITIES (22.3%)
     553  Aames Mortgage Trust, Series 1998-C, Class A6F          (AAA , Aaa)     09/15/28    6.133         554,888
   1,345  Bank of America Mortgage Securities, Inc.,
            Series 2004-E, Class 2A3 #                            (AAA , Aaa)     06/25/34    4.132       1,350,270
   2,757  Fannie Mae Pool #254591++++                             (AAA , Aaa)     01/01/18    5.500       2,861,048
   1,937  Fannie Mae Pool #313409++++                             (AAA , Aaa)     03/01/12    6.500       2,063,048
     804  Fannie Mae Pool #535546                                 (AAA , Aaa)     12/01/14    5.500         838,747
     820  Fannie Mae Pool #545162                                 (AAA , Aaa)     12/01/13    6.500         873,243
   1,527  Fannie Mae Pool #571868++++                             (AAA , Aaa)     05/01/14    6.000       1,608,783
     200  Fannie Mae Pool #633075 #                               (AAA , Aaa)     02/01/32    5.460         205,069
     523  Fannie Mae Pool #651933 #                               (AAA , Aaa)     07/01/32    5.127         536,393

                 See Accompanying Notes to Financial Statements.

  PAR                                                               RATINGS+
 (000)                                                           (S&P/MOODY'S)    MATURITY    RATE%       VALUE
--------                                                         -------------    --------   ------   -------------
MORTGAGE-BACKED SECURITIES
$    991  Fannie Mae Pool #674704                                 (AAA , Aaa)     01/01/18    5.500   $   1,028,718
   2,504  Fannie Mae Pool #675346 #++++                           (AAA , Aaa)     12/01/32    4.543       2,540,242
     272  Federal Home Loan Mortgage Corp.,
            Series 2474, Class NE                                 (AAA , Aaa)     07/15/17    5.000         281,177
   1,383  Federal Home Loan Mortgage Corp.,
            Structured Pass-through Securities,
            Series H008, Class A3 #                               (AAA , Aaa)     06/15/07    2.290       1,378,616
     221  Federal Home Loan Mortgage Corp.,
            Structured Pass-through Securities,
            Series T-56, Class A1A #                              (AAA , Aaa)     10/25/30    1.863         221,185
      74  Federal National Mortgage Association,
            Series 2001-63, Class AQ                              (AAA , Aaa)     01/25/31    5.750          74,143
     174  Federal National Mortgage Association,
            Series 2002-57, Class BC                              (AAA , Aaa)     06/25/15    5.500         175,950
     106  Federal National Mortgage Association,
            Series 2002-57, Class DJ                              (AAA , Aaa)     06/25/29    5.000         106,384
     259  Federal National Mortgage Association,
            Series 2002-70, Class BK #                            (AAA , Aaa)     12/25/14    5.000         262,725
     145  Federal National Mortgage Association,
            Series 2002-W4, Class A2                              (AAA , Aaa)     05/25/42    5.100         145,708
     151  Federal National Mortgage Association,
            Series 2002-W7, Class A2                              (AAA , Aaa)     03/25/22    4.800         151,024
   1,000  Federal National Mortgage Association,
            Series 2002-W7, Class A3                              (AAA , Aaa)     01/25/25    5.250       1,023,492
     160  Federal National Mortgage Association,
            Series 2002-W9, Class A2 #                            (AAA , Aaa)     08/25/42    4.700         160,623
     729  Freddie Mac Pool #789806 #                              (AAA , Aaa)     09/01/32    5.103         749,073
     894  GE Capital Commercial Mortgage Corp.,
            Series 2001-3, Class A1 #                             (AAA , Aaa)     06/10/38    5.560         946,897
   1,255  JPMorgan Chase Commercial Mortgage
            Securities Corp., Series 2004-CB9, Class A1 #         (AAA , Aaa)     06/12/41    3.475       1,256,315
     669  Master Adjustable Rate Mortgages Trust,
            Series 2003-1, Class 2A1 #                            (AAA , Aaa)     12/25/32    4.650         674,002
   2,362  Morgan Stanley Capital I, Series 2003-T11,
            Class A1 #                                            (AAA , Aaa)     06/13/41    3.260       2,357,815
                                                                                                      -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,275,350)                                                      24,425,578
                                                                                                      -------------
FOREIGN BONDS (7.0%)
BANKS (2.0%)
   1,215  Export-Import Bank of Korea, Global Bonds (Korea)        (A- , A3)      02/15/06    6.375       1,274,018
     800  Korea Exchange Bank, Subordinated
            Notes (Korea) #                                       (B+ , Baa3)     06/30/10   13.750         901,745
                                                                                                      -------------
                                                                                                          2,175,763
                                                                                                      -------------
HOLDING COMPANIES-DIVERSIFIED (2.1%)
   2,075  Pacificorp Australia, Rule 144A,
            Bonds (Australia)++                                   (AAA , Aaa)     01/15/08    6.150       2,257,391
                                                                                                      -------------

                 See Accompanying Notes to Financial Statements.

  PAR                                                               RATINGS+
 (000)                                                           (S&P/MOODY'S)    MATURITY    RATE%       VALUE
--------                                                         -------------    --------   ------   -------------
FOREIGN BONDS
OIL & GAS (0.5%)
$    500  Petroleos Mexicanos, Rule 144A,
            Bonds (Mexico)++                                     (BBB- , Baa1)    06/01/07    9.000   $     567,750
                                                                                                      -------------
SOVEREIGN (1.4%)
     500  Government of Russia, Series VI,
            Debentures (Russia)                                   (BB+ , Ba1)     05/14/06    3.000         487,892
   1,050  Republic of Chile, Global Notes (Chile) #                (A , Baa1)     01/28/08    2.062       1,056,929
      50  Republic of Philippines, Restructured Debt,
            Foreign Government Guaranteed (Philippines) #          (BB , Ba2)     01/05/05    2.713          49,947
                                                                                                      -------------
                                                                                                          1,594,768
                                                                                                      -------------
TELECOMMUNICATIONS (1.0%)
     515  Deutsche Telekom International Finance BV,
            Global Company Guaranteed Notes
            (Netherlands) #                                      (BBB+ , Baa2)    06/15/05    1.000         538,206
     550  France Telecom SA, Global Notes (France) #             (BBB+ , Baa2)    03/01/06    8.200         590,455
                                                                                                      -------------
                                                                                                          1,128,661
                                                                                                      -------------
TOTAL FOREIGN BONDS (Cost $7,830,618)                                                                     7,724,333
                                                                                                      -------------
UNITED STATES TREASURY OBLIGATIONS (3.6%)
   3,950  United States Treasury Notes++++
            (Cost $3,938,736)                                     (AAA , Aaa)     12/31/05    1.875       3,938,736
                                                                                                      -------------
COMMERCIAL PAPER (4.3%)
FINANCIAL SERVICES (4.3%)
   4,750  UBS Finance Delaware LLC (Cost $4,750,000)             (A-1+ , P-1)     09/01/04    1.570       4,750,000
                                                                                                      -------------
SHORT-TERM U.S. TREASURY OBLIGATION (2.1%)
UNITED STATES TREASURY BILLS (2.1%)
   2,280  United States Treasury Bills (1)++++
            (Cost $2,275,640)                                     (AAA , Aaa)     10/21/04    1.410       2,275,570
                                                                                                      -------------
SHORT-TERM INVESTMENT (0.3%)
     322  State Street Bank and Trust Co. Euro Time Deposit
            (Cost $322,000)                                                       09/01/04    0.750         322,000
                                                                                                      -------------
TOTAL INVESTMENTS AT VALUE (103.0%) (Cost $112,837,957)                                                 113,023,870

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.0%)                                                            (3,290,911)
                                                                                                      -------------
NET ASSETS (100.0%)                                                                                   $ 109,732,959
                                                                                                      =============

                 See Accompanying Notes to Financial Statements.

OPEN OPTION CONTRACTS WRITTEN

                                      NUMBER OF      EXERCISE      EXPIRATION
NAME OF ISSUER                        CONTRACTS       PRICE           DATE          VALUE
--------------                        ---------      --------      ----------     --------
S&P 500 Put Option                       46          $   0.55        9/17/04      $  2,530
S&P 500 Put Option                       46              2.70        9/17/04        12,420
                                                                                  --------
                                                                                  $ 14,950
                                                                                  ========

+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to a value of $4,639,576 or 4.2% of net assets.
++++ Collateral segregated for futures contracts.
+ Step Bond -- The interest stated is as of August 31, 2004 and will reset at a future date.
# Variable rate obligations -- The interest rate shown is the rate as of August 31, 2004.
(1)  A portion of the security is pledged as collateral for options written.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2004

ASSETS
    Investments at value (Cost $112,837,957) (Note 1)                                        $ 113,023,870
    Cash                                                                                               686
    Interest receivable                                                                            953,537
    Receivable for fund shares sold                                                                 42,451
    Receivable for investments sold                                                                 29,780
    Prepaid expenses                                                                                24,208
                                                                                             -------------
      Total Assets                                                                             114,074,532
                                                                                             -------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                   37,517
    Administrative services fee payable (Note 2)                                                    30,443
    Distribution fee payable (Note 2)                                                               26,510
    Trustees fee payable                                                                             1,097
    Payable for investments purchased                                                            3,951,818
    Dividend payable                                                                               142,377
    Payable for fund shares redeemed                                                                79,172
    Outstanding options written, at value (premiums received $38,363) (Note 1)                      14,950
    Variation margin payable                                                                         3,934
    Other accrued expenses payable                                                                  53,755
                                                                                             -------------
      Total Liabilities                                                                          4,341,573
                                                                                             -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                        11,002
    Paid-in capital (Note 5)                                                                   111,103,371
    Accumulated net investment loss                                                                (33,750)
    Accumulated net realized loss from investments, futures contracts and options written       (1,526,925)
    Net unrealized appreciation from investments, futures contracts, and options written           179,261
                                                                                             -------------
      Net Assets                                                                             $ 109,732,959
                                                                                             =============
A SHARES
    Net assets                                                                               $ 102,528,825
    Shares outstanding                                                                          10,279,749
                                                                                             -------------
    Net asset value and redemption price per share                                           $        9.97
                                                                                             =============
    Maximum offering price per share (net asset value/(1-3.00%))                             $       10.28
                                                                                             =============
C SHARES
    Net assets                                                                               $   7,204,134
    Shares outstanding                                                                             721,950
                                                                                             -------------
    Net asset value and offering price per share                                             $        9.98
                                                                                             =============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended August 31, 2004

INTEREST INCOME (Note 1)                                                                               $   5,285,187
                                                                                                       -------------
EXPENSES
    Investment advisory fees (Note 2)                                                                        663,198
    Administrative services fees (Note 2)                                                                    284,746
    Distribution fees (Note 2)
      Class A                                                                                                403,020
      Class C                                                                                                 34,435
    Registration fees                                                                                         73,937
    Legal fees                                                                                                46,184
    Custodian fees                                                                                            29,735
    Transfer agent fees                                                                                       27,640
    Insurance expense                                                                                         26,492
    Audit fees                                                                                                26,283
    Trustee's fees                                                                                            18,816
    Printing fees (Note 2)                                                                                    16,934
    Commitment fees (Note 3)                                                                                   3,696
    Miscellaneous expense                                                                                      9,790
                                                                                                       -------------
      Total expenses                                                                                       1,664,906
    Less: fees waived (Note 2)                                                                              (232,653)
                                                                                                       -------------
      Net expenses                                                                                         1,432,253
                                                                                                       -------------
        Net investment income                                                                              3,852,934
                                                                                                       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FUTURE CONTRACTS AND OPTIONS WRITTEN
    Net realized gain from investments                                                                       608,540
    Net realized loss from futures contracts                                                                (265,257)
    Net realized gain from options written                                                                   114,484
    Net change in unrealized appreciation (depreciation) from investments                                    486,783
    Net change in unrealized appreciation (depreciation) from futures contracts                              (30,065)
    Net change in unrealized appreciation (depreciation) from options written                                 23,413
                                                                                                       -------------
    Net realized and unrealized gain (loss) from investments, future contracts and options written           937,898
                                                                                                       -------------
    Net increase in net assets resulting from operations                                               $   4,790,832
                                                                                                       =============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR       FOR THE YEAR
                                                                                        ENDED              ENDED
                                                                                   AUGUST 31, 2004    AUGUST 31, 2003
                                                                                   ---------------    ---------------
FROM OPERATIONS
  Net investment income                                                            $     3,852,934    $     5,039,060
  Net realized gain from investments, futures contracts and options written                457,767            326,580
  Net change in unrealized appreciation (depreciation) from
    investments, futures contracts and options written                                     480,131           (619,263)
                                                                                   ---------------    ---------------
    Net increase in net assets resulting from operations                                 4,790,832          4,746,377
                                                                                   ---------------    ---------------
FROM DIVIDENDS
  Dividends from net investment income
    Class A shares                                                                      (4,831,203)        (6,312,383)
    Class C shares                                                                        (119,237)            (5,955)
                                                                                   ---------------    ---------------
    Net decrease in net assets resulting from dividends                                 (4,950,440)        (6,318,338)
                                                                                   ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                          54,043,332        285,297,987
  Reinvestment of dividends                                                              2,324,104          3,612,369
  Net asset value of shares redeemed                                                  (190,255,501)      (159,755,275)
                                                                                   ---------------    ---------------
    Net increase (decrease) in net assets from capital share transactions             (133,888,065)       129,155,081
                                                                                   ---------------    ---------------
  Net increase (decrease) in net assets                                               (134,047,673)       127,583,120

NET ASSETS
  Beginning of year                                                                    243,780,632        116,197,512
                                                                                   ---------------    ---------------
  End of year                                                                      $   109,732,959    $   243,780,632
                                                                                   ===============    ===============
  Accumulated Net Investment Loss                                                  $       (33,750)   $       (34,447)
                                                                                   ===============    ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE YEAR ENDED AUGUST 31,     FOR THE PERIOD ENDED
                                                                   2004             2003          AUGUST 31, 2002(1)
                                                               ------------     ------------     --------------------
PER SHARE DATA
  Net asset value, beginning of period                         $      10.02     $      10.03         $      10.00
                                                               ------------     ------------         ------------
INVESTMENT OPERATIONS
  Net investment income                                                0.23(2)          0.34                 0.03
  Net gain (loss) on investments, futures contracts and
    options written (both realized and unrealized)                     0.02            (0.01)                0.03
                                                               ------------     ------------         ------------
      Total from investment operations                                 0.25             0.33                 0.06
                                                               ------------     ------------         ------------
LESS DIVIDENDS
  Dividends from net investment income                                (0.30)           (0.34)               (0.03)
                                                               ------------     ------------         ------------
NET ASSET VALUE, END OF PERIOD                                 $       9.97     $      10.02         $      10.03
                                                               ============     ============         ============
      Total return(3)                                                  2.57%            3.33%                0.62%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $    102,529     $    241,869         $    116,198
    Ratio of expenses to average net assets                            0.85%            0.81%                0.75%(4)
    Ratio of net investment income to average net assets               2.33%            2.62%                2.85%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                             0.14%            0.21%                0.64%(4)
  Portfolio turnover rate                                                82%              62%                   0%

(1)  For the period July 23, 2002 (inception date) through August 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE YEAR ENDED    FOR THE PERIOD ENDED
                                                                             AUGUST 31, 2004      AUGUST 31, 2003(1)
                                                                           ------------------    --------------------
PER SHARE DATA
  Net asset value, beginning of period                                        $      10.02          $      10.16
                                                                              ------------          ------------
INVESTMENT OPERATIONS
  Net investment income                                                               0.18(2)               0.08
  Net gain (loss) on investments, futures contracts and options
    written (both realized and unrealized)                                            0.03                 (0.14)
                                                                              ------------          ------------
      Total from investment operations                                                0.21                 (0.06)
                                                                              ------------          ------------
LESS DIVIDENDS
  Dividends from net investment income                                               (0.25)                (0.08)
                                                                              ------------          ------------
NET ASSET VALUE, END OF PERIOD                                                $       9.98          $      10.02
                                                                              ============          ============
      Total return(3)                                                                 2.16%                (0.62)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                    $      7,204          $      1,912
    Ratio of expenses to average net assets                                           1.35%                 1.35%(4)
    Ratio of net investment income to average net assets                              1.83%                (1.18)%(4)
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements                                                          0.14%                 0.16%(4)
  Portfolio turnover rate                                                               82%                   62%

(1)  For the period May 1, 2003 (inception date) through August 31, 2003.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Short Duration Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to maximize total return to the extent consistent with prudent investment and the preservation of capital. The Fund was organized under the laws of the State of Delaware as a business trust on January 31, 2002.

   The Fund is authorized to offer two classes of shares: Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 0.75% if redeemed within the first year of purchase.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At August 31, 2004, the Fund had the following open futures contracts:

                                                                                                                  UNREALIZED
                                       NUMBER OF      EXPIRATION         CONTRACT              CONTRACT          APPRECIATION/
FUTURES CONTRACTS                      CONTRACTS         DATE             AMOUNT                 VALUE          (DEPRECIATION)
-----------------                      ---------      ----------      --------------        --------------      --------------
US Treasury Notes 2 Year Futures          125          12/30/04       $   26,402,975        $   26,458,985        $    56,010
US Treasury Notes 5 Year Futures         (132)         12/20/04          (14,522,613)          (14,608,688)           (86,075)
                                                                      --------------        --------------        -----------
                                                                      $   11,880,362        $   11,850,297        $   (30,065)
                                                                      ==============        ==============        ===========

   H) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

   When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

   Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity/index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

   Transactions in written options for puts and calls for the year ended August 31, 2004 were as follows:

                                                        NUMBER OF      PREMIUMS
                                                        CONTRACTS      RECEIVED
                                                        ---------      ---------
Options outstanding at beginning of period                  --         $      --
Options written                                            658           227,859
Options expired                                            (39)          (10,802)
Options terminated in closing purchase transactions       (527)         (178,694)
Options exercised                                           --                --
                                                        ---------      ---------
Options outstanding at end of period                        92         $  38,363
                                                        =========      =========

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the year ended August 31, 2004, investment advisory fees earned and voluntarily waived were $663,198 and $232,653, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended August 31, 2004, co-administrative services fees earned by CSAMSI were $165,799.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                               ANNUAL RATE
           ------------------------                               -----------
           First $5 billion                             0.050% of average daily net assets
           Next $5 billion                              0.035% of average daily net assets
           Over $10 billion                             0.020% of average daily net assets

   For the year ended August 31, 2004, the co-administrative services fees earned by SSB (including out-of-pocket expenses) were $118,947.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the daily average net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares, although under the Class C 12b-1 plan, the Fund is authorized to pay up to 1.00% of the average daily net assets.

   For the year ended August 31, 2004, CSAMSI and its affiliates advised the Fund that they retained $39,590 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended August 31, 2004, Merrill was paid $12,520 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and

NOTE 3. LINE OF CREDIT

syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus 0.50%. During the year ended August 31, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended August 31, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were $133,519,427 and $217,096,523, and $63,474,615 and
$115,081,105, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares is classified as Class A shares and Class C shares. Transactions in capital shares for each class were as follows:

                                                                CLASS A
                                    -----------------------------------------------------------------
                                          FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                            AUGUST 31, 2004                   AUGUST 31, 2003
                                    -----------------------------------------------------------------
                                      SHARES            VALUE            SHARES             VALUE
                                    -----------    --------------    --------------    --------------
Shares sold                           4,690,616    $   47,124,177        28,018,489    $  283,346,547
Shares issued in reinvestment
  of dividends                          229,947         2,308,332           356,927         3,609,883
Shares redeemed                     (18,784,398)     (188,666,433)      (15,816,526)     (159,730,635)
                                    -----------    --------------    --------------    --------------
Net increase (decrease)             (13,863,835)   $ (139,233,924)       12,558,890    $  127,225,795
                                    ===========    ==============    ==============    ==============

                                                                CLASS C
                                    -----------------------------------------------------------------
                                          FOR THE YEAR ENDED                FOR THE PERIOD ENDED
                                            AUGUST 31, 2004                  AUGUST 31, 2003(1)
                                    -----------------------------------------------------------------
                                      SHARES            VALUE            SHARES             VALUE
                                    -----------    --------------    --------------    --------------
Shares sold                             689,135    $    6,919,155           193,003    $    1,951,440
Shares issued in reinvestment
  of dividends                            1,574            15,772               247             2,486
Shares redeemed                        (159,552)       (1,589,068)           (2,457)          (24,640)
                                    -----------    --------------      ------------    --------------
Net increase                            531,157    $    5,345,859           190,793    $    1,929,286
                                    ===========    ==============      ============    ==============

(1)  For the period May 1, 2003 (inception date) through August 31, 2003.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   On August 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS       OF OUTSTANDING SHARES
                                  ------------      ----------------------
           Class A                      1                         9%
           Class C                      1                        79%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.


NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, Post-October losses, amortization of offering costs, and foreign currency transactions.

   The tax characteristics of dividends and distributions paid during the year ended August 31, 2004 and 2003 for the Fund were as follows:

             ORDINARY INCOME                  LONG-TERM CAPITAL GAIN
      -----------------------------         -------------------------
          2004             2003                2004            2003
      ------------     ------------         ---------       ---------
      $  4,950,440     $  6,318,338         $      --       $      --

   At August 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income                     $      33,804
       Accumulated net realized gain (loss)                   (998,241)
       Unrealized appreciation                                 185,913
       Undistributed ordinary loss -- other                    (67,554)
       Undistributed capital -- other                         (535,336)
                                                         -------------
                                                         $  (1,381,414)
                                                         =============

   At August 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                  EXPIRES AUGUST 31,
                            ---------------------------
                               2011             2012
                            -----------     -----------
                            $  (123,290)    $  (874,951)

   Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first

NOTE 6. FEDERAL INCOME TAXES

day of the following tax year. The Fund will be unable to realize the benefit from these losses if it cannot realize gains on investments prior to the expiration of the loss carryforwards. For the tax year ended August 31, 2004, the Fund elected to defer net losses arising between November 1, 2003 and August 31, 2004 of $535,336.

   At August 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $112,837,957, $882,633, $(696,720) and $185,913, respectively.

   At August 31, 2004, the Fund reclassified $1,098,203 from accumulated net realized loss from investments to accumulated undistributed net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains/losses. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 8. SUBSEQUENT EVENT

   The Board of Trustees adopted a change in the Fund's fiscal year end to December 31. This change is effective beginning with the current fiscal period, which will run for the period from September 1, 2004 to December 31, 2004.

CREDIT SUISSE SHORT DURATION BOND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

To the Board of Trustees and Shareholders of Credit Suisse Short Duration Bond Fund

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Short Duration Bond Fund (the "Fund") at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
October 14, 2004

CREDIT SUISSE SHORT DURATION BOND FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                    TERM                                   NUMBER OF
                                                    OF OFFICE(1)                           PORTFOLIOS IN
                                                    AND                                    FUND
                                    POSITION(S)     LENGTH           PRINCIPAL             COMPLEX       OTHER
NAME, ADDRESS AND DATE              HELD WITH       OF TIME          OCCUPATION(S) DURING  OVERSEEN BY   DIRECTORSHIPS
OF BIRTH                            FUND            SERVED           PAST FIVE YEARS       TRUSTEE       HELD BY TRUSTEE
------------------------------      ------------    ------------     --------------------  -----------   -----------------------
INDEPENDENT TRUSTEES

Richard H. Francis                  Trustee,        Since Fund       Currently retired     42            None
c/o Credit Suisse Asset             Nominating      Inception
Management, LLC                     and Audit
466 Lexington Avenue                Committee
New York, New York                  Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten                   Trustee,        Since Fund       Dean of Yale          41            Director of Aetna, Inc.
Box 208200                          Nominating      Inception        School of                           (insurance company);
New Haven, Connecticut              and Audit                        Management and                      Director of Calpine
06520-8200                          Committee                        William S.                          Corporation (energy
                                    Member                           Beinecke Professor                  provider); Director of
 Date of Birth: 10/29/46                                             in the Practice of                  CarMax Group (used car
                                                                     International                       dealers)
                                                                     Trade and Finance
                                                                     from November 1995
                                                                     to present.

Peter F. Krogh                      Trustee,        Since Fund       Dean Emeritus and     41            Director of Carlisle
301 ICC                             Nominating      Inception        Distinguished                       Companies Incorporated
Georgetown University               Committee                        Professor of                        (diversified
Washington, DC 20057                Chairman and                     International                       manufacturing company).
                                    Audit                            Affairs at the
Date of Birth: 02/11/37             Committee                        Edmund A. Walsh
                                    Member                           School of Foreign
                                                                     Service,
                                                                     Georgetown
                                                                     University
                                                                     from June 1995
                                                                     to present.

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                    TERM                                   NUMBER OF
                                                    OF OFFICE(1)                           PORTFOLIOS IN
                                                    AND                                    FUND
                                    POSITION(S)     LENGTH           PRINCIPAL             COMPLEX       OTHER
NAME, ADDRESS AND DATE              HELD WITH       OF TIME          OCCUPATION(S) DURING  OVERSEEN BY   DIRECTORSHIPS
OF BIRTH                            FUND            SERVED           PAST FIVE YEARS       TRUSTEE       HELD BY TRUSTEE
------------------------------      ------------    ------------     --------------------  -----------   -----------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.                Trustee,        Since Fund       Currently retired       43            Director of Education
c/o Credit Suisse Asset             Nominating      Inception                                              Management Corp.
Management, LLC                     New York,       and Audit
466 Lexington Avenue                Committee
New York, New York                  Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport                 Trustee,        Since Fund       Partner of Lehigh       43            Director of Presstek,
Lehigh Court, LLC                   Nominating      Inception        Court, LLC and RZ                     Inc. (a digital imaging
40 East 52nd Street                 Committee                        Capital (private                      technologies company);
New York, New York                  Member and                       investment firms)                     Director of Wood
10022                               Audit                            from July 2002 to                     Resources, LLC (a
                                    Committee                        present; Transition                   plywood manufacturing
Date of Birth: 07/10/48             Chairman                         Adviser to SunGard                    company).
                                                                     Securities Finance,
                                                                     Inc. from
                                                                     February 2002 to July
                                                                     2002; President of
                                                                     SunGard Securities
                                                                     Finance, Inc. from
                                                                     2001 to
                                                                     February 2002;
                                                                     President of Loanet,
                                                                     Inc. (on-line
                                                                     accounting service)
                                                                     from 1997 to 2001

INTERESTED TRUSTEES

Michael E. Kenneally(2)             Chairman and    Since 2004       Chairman and Global     49            None
Credit Suisse Asset                 Chief                            Chief Executive
Management, LLC                     Executive                        Officer of CSAM
466 Lexington Avenue                Officer                          since 2003; Chairman
New York, New York                                                   and Chief Investment
10017-3140                                                           Officer of Banc of
                                                                     America Capital
Date of Birth: 03/30/54                                              Management from 1998
                                                                     to March 2003.

----------
(2) Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.


                                             TERM                                     NUMBER OF
                                             OF OFFICE(1)                             PORTFOLIOS IN
                                             AND                                      FUND
                             POSITION(S)     LENGTH           PRINCIPAL               COMPLEX       OTHER
NAME, ADDRESS AND DATE       HELD WITH       OF TIME          OCCUPATION(S) DURING    OVERSEEN BY   DIRECTORSHIPS
OF BIRTH                     FUND            SERVED           PAST FIVE YEARS         TRUSTEE       HELD BY TRUSTEE
--------------------------   -----------     ------------     ---------------------   -----------   -----------------------
INTERESTED TRUSTEES

William W. Priest(3)         Trustee         Since            Chief Executive         48            Director of Globe
Epoch Investment Partners                    Fund             Officer of J Net                      Wireless, LLC (maritime
667 Madison Avenue                           Inception        Enterprises, Inc                      communication company);
New York, NY 10021                                            (technology holding                   Director of InfraRed X
                                                              company) since June                   (medical device
Date of Birth: 09/24/41                                       2004; Chief Executive                 company); Director of J
                                                              Officer of Epoch                      Net Enterprises, Inc.
                                                              Investment
                                                              Partners, Inc.
                                                              since April 2004;
                                                              Co-Managing
                                                              Partner,
                                                              Steinberg Priest
                                                              & Sloane Capital
                                                              Management, LLC
                                                              from 2001 to
                                                              March 2004;
                                                              Chairman and
                                                              Managing Director
                                                              of CSAM from 2000
                                                              to February 2001,
                                                              Chief Executive
                                                              Officer and
                                                              Managing Director
                                                              of CSAM from 1990
                                                              to 2000

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                                  POSITION(S)    LENGTH
NAME, ADDRESS AND                 HELD WITH      OF TIME
DATE OF BIRTH                     FUND           SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------      -----------    ------------    ----------------------------------------------------------
OFFICERS

Michael A. Pignataro              Chief          Since Fund      Director and Director of Fund Administration of CSAM;
Credit Suisse Asset               Financial      Inception       Associated with CSAM since 1984; Officer of other Credit
Management, LLC                   Officer and                    Suisse Funds
466 Lexington Avenue              Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

J. Kevin Gao                      Assistant      Since 2004      Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset               Secretary                      CSAM since July 2003; Associated with the law firm of
Management, LLC                                                  Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue                                             other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza                   Assistant      Since Fund      Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset               Treasurer      Inception       Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                                  Suisse Funds
466 Lexington Avenue
New York, New York
10017-31407

Date of Birth: 10/13/67

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE SHORT DURATION BOND FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

   Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   -  By calling 1-800-927-2874

   -  On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES INC., DISTRIBUTOR.        CSSDA-2-0804

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended August 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended August 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended August 31, 2003 and August 31, 2004.

                                                      2003          2004
------------------------------------------------------------------------------
Audit Fees                                            $   21,000    $   21,000
Audit-Related Fees(1)                                 $    3,000    $    3,000
Tax Fees(2)                                           $    2,327    $    2,327
All Other Fees                                                --            --
Total                                                 $   26,327    $   26,327

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended August 31, 2003 and August 31, 2004.

                                                      2003          2004
------------------------------------------------------------------------------
Audit-Related Fees                                    N/A           N/A

Tax Fees                                              N/A           N/A
All Other Fees                                        N/A           N/A
Total                                                 N/A           N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                                      2003          2004
------------------------------------------------------------------------------
Audit-Related Fees                                    N/A           N/A
Tax Fees                                              N/A           N/A
All Other Fees                                        N/A           N/A
Total                                                 N/A           N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended August 31, 2003 and August 31, 2004:

                                                      2003          2004
------------------------------------------------------------------------------
Audit-Related Fees                                    N/A           N/A
Tax Fees                                              N/A           N/A
All Other Fees                                        N/A           N/A
Total                                                 N/A           N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended August 31, 2003 and August 31, 2004 were $5,327 and $5,327, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE SHORT DURATION BOND FUND

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  November 4, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  November 4, 2004

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  November 4, 2004